BBH TRUST

                                 40 Water Street
                                Boston, MA 02109

                                November 3, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: BBH TRUST      (the "Trust" or "Registrant")
            BBH Tax Free Short/Intermediate Fixed Income Fund
           1933 Act File No. 33-48606
           1940 Act File No. 811-3779


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated October 31, 2004, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 16 on October 29, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-8260.

                                                Very truly yours,



                                                /s/ Gail C. Jones
                                                Gail C. Jones
                                                Secretary